Details of expenses and products by function - General and administrative expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Details of expenses and products by function
Personnel expenses	€ (10,289)	€ (7,499)	€ (4,349)
Expense for the period	5,567	3,422
Non-current government grants		380
Proceeds from government grants		€ 202
Percentage of budget expenses incurred		53
Additional expense	0
Decrease in personnel expenses due to restructuring and decrease of staff	1,002	€ 1,002	1,002
Increase in personal expenses due to stock-based compensation		1,000	1,000
COVA Program
Details of expenses and products by function
Expense for the period		2,125	367
General and administrative expenses
Details of expenses and products by function
Personnel expenses	(4,110)	(3,107)	(1,796)
Purchases and external expenses	(2,928)	(3,991)	(2,188)
Other expenses	(199)	(52)	(37)
Research and development expenses, net	€ (7,237)	€ (7,150)	€ (4,021)